Employee Future Benefits - Summary of Potential Impact on Obligations Arising From Changes in Key Assumptions (Detail) $ in Millions	Dec. 31, 2023 CAD ($)
Actuarial assumption of discount rates [Member] | Pension defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	$ (274)
Impact of decrease in actuarial assumption	316
Actuarial assumption of discount rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	(38)
Impact of decrease in actuarial assumption	44
Actuarial assumption of medical cost trend rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of increase in actuarial assumption	11
Impact of decrease in actuarial assumption	(10)
Actuarial assumption of decrease in inflation rates [Member] | Pension defined benefit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	89
Actuarial assumption of decrease in inflation rates [Member] | Retiree welfare plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Impact of decrease in actuarial assumption	$ 6